Derivative Instruments and Hedging Activities - Pre-Tax (Losses) Gains (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Total (losses) gains		$ (1)	$ 8
Exchange Contracts [Member]
Derivative [Line Items]
Total (losses) gains	(2)	3	3
Forward Contracts [Member]
Derivative [Line Items]
Total (losses) gains		3	(2)
Metals Contracts [Member]
Derivative [Line Items]
Total (losses) gains	$ 2	$ (7)	$ 7